Borrowings and derivative financial instrument - US$ Convertible Bond (Details) R / shares in Units, $ / shares in Units, R in Millions, $ in Millions			12 Months Ended
	Nov. 21, 2023 R / $ $ / shares	Nov. 21, 2023 R / $ R / shares	Dec. 31, 2024 ZAR (R) component	Dec. 31, 2024 ZAR (R) $ / shares	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2024 USD ($)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 36,618		R 22,728	R 20,298
Loans raised			8,278		14,431	8,000
Interest charge			1,946		1,192	1,046
Interest paid			(1,947)		(1,175)	(1,061)
Unwinding of amortised cost			688		359	216
Loss on foreign exchange differences			344		2,105	1,417
Balance at end of the year			41,687		36,618	22,728
Current portion of balance			(552)	R (552)	(11,672)	(122)
Non-current portion of balance			41,135	R 41,135	24,946	22,606
Reconciliation Of Changes In Derivatives [Abstract]
Balance at beginning of the year			3,810		0
Initial recognition of derivative instrument			0		1,433	0
Loss on foreign exchange differences			215		(1,973)	(616)
Balance at end of the year			R 0		3,810	0
US$ Convertible bond, derivative
Disclosure of detailed information about borrowings [line items]
Conversion premium (as a percent)			32.50%
Weighted average share price (in USD/ZAR per share) | (per share)	$ 1.0088	R 18.55
Exchange rates (in ZAR per USD) | R / $	18.388	18.388
Initial conversion price (USD per share) | $ / shares				R 1.3367
Number of components | component			2
Reconciliation Of Changes In Derivatives [Abstract]
Balance at beginning of the year			R 3,810		0	0
Initial recognition of derivative instrument			0		1,673	0
Transfer to equity			(2,009)		0	0
(Gain)/loss on financial instruments			(1,733)		2,136	0
Loss on foreign exchange differences			(68)		1	0
Balance at end of the year			0		3,810	0
Current portion of balance			0	R 0	(3,810)	0
Non-current portion of balance			R 0	R 0	0	0
US$ Convertible bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 500
Interest rate (as a percent)			4.25%	4.25%			4.25%
Term of facility			5 years
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 7,538		0	0
Loans raised			0		7,455	0
Interest charge			389		36	0
Interest paid			(385)		0	0
Unwinding of amortised cost			298		27	0
Loss on foreign exchange differences			81		20	0
Balance at end of the year			7,921		7,538	0
Current portion of balance			(37)	R (37)	(7,538)	0
Non-current portion of balance			R 7,884	R 7,884	R 0	R 0